Group Subsidiaries and Holdings - Joint Venture (Details)	12 Months Ended
Dec. 31, 2025
IHP HK Holdings Limited
Less than 100% Subsidiaries and Joint Ventures
Effective percentage of equity owned in joint ventures	50.00%
Montrose Chemical Corporation of California
Less than 100% Subsidiaries and Joint Ventures
Effective percentage of equity owned in joint ventures	50.00%